UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00813

OFS CAPITAL CORPORATION
(Name of Registrant)

10 S. Wacker Drive, Suite 2500
Chicago, Illinois 60606
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of OFS Capital Corporation (the “Company”) to be redeemed:
 5.95% Notes due 2026 (CUSIP: 67103B 506; NASDAQ: OFSSI) (the “Notes”).

(2)	Date on which the securities are to be redeemed:
The Notes will be redeemed on November 22, 2021 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
     The Notes are to be redeemed pursuant to (i) Section 1101 of the Company’s base indenture governing the Notes, dated as of April 16, 2018 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the Third Supplemental Indenture, dated as of October 15, 2019, between the Company and U.S. Bank National Association, as trustee (the “Third Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes (approximately $54,325,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Third Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 22nd day of October, 2021.

OFS CAPITAL CORPORATION

By:	/s/ Bilal Rashid
	Name:	Bilal Rashid
	Title:	Chief Executive Officer